UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Management LLC

Address:  401 City Avenue
          Suite 526
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-10772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Leon Frenkel
Title:  Managing Member
Phone:  (610) 668-0404


Signature, Place and Date of Signing:

/s/ Leon Frenkel           Bala Cynwyd, Pennsylvania          August 12, 2004
-------------------    -------------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      37

Form 13F Information Table Value Total:  $170,741
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE




TRIAGE CAPITAL MANAGEMENT  (03108-0002)

FORM 13F TABLE - 6/30/04
                                                                 MKT VALUE   SHRS OR    SH/ PUT/  INVESTMT OTHER  VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS      CUSIP       THOUSANDS   PRN AMT    PRN CALL  DISCRETN  MGR  SOLE  SHARED  OTHER
--------------                   --------------      -----      ---------    -------    --- ----  --------  ---  ----- ------  -----
AES CORP  8/15/2005              SDCV 4.5%           00130HAN5   18,776     19,062,000 SH        SOLE           19,062,000
AT&T WIRELESS SVCS INC           COM                 00209A106    7,112        496,653 SH        SOLE              496,653
AES TRUST III                    PFD CV 6.75%        00808N202    4,276        101,675 SH        SOLE              101,675
ARRIS GROUP INC                  COM                 04269Q100    2,986        502,700 SH        SOLE              502,700
BOISE CASCADE CORP               COM                 097383103    8,799        233,760 SH        SOLE              233,760
CALPINE CORP                     NOTE 4.00% 12/2     131347BA3    1,874      1,900,000 PRN       SOLE            1,900,000
CENTILLIUM COMMUNICATIONS INC    COM                 152319109    1,769        461,914 SH        SOLE              461,914
CHARTER COMM INC D               NOTE 5.750% 10/1    16117MAB3    3,715      3,900,000 PRN       SOLE            3,900,000
CLEVELAND-CLIFFS INC CS          COM                 185896107    6,661        118,115 SH        SOLE              118,115
CONSECO INC                      COM NEW             208464883    8,941        449,306 SH        SOLE              449,306
FEDERAL HOME LN MTG CORP         COM                 313400301    1,745         27,570 SH        SOLE               27,570
FOOT LOCKER INC                  COM                 344849104    1,588         65,249 SH        SOLE               65,249
GB HLDGS INC                     COM                 36150A109    1,046        486,316 SH        SOLE              486,316
GOODYEAR TIRE AND RUBR CO        COM                 382550101    1,420        156,231 SH        SOLE              156,231
HAWAIIAN HOLDINGS INC            COM                 419879101   10,750      1,503,506 SH        SOLE            1,503,506
HOSPIRA INC                      COM                 441060100    3,252        117,824 SH        SOLE              117,824
ITT EDUCATIONAL SERVICES INC.    COM                 45068B109    4,408        115,950 SH        SOLE              115,950
IMPERIAL SUGAR CO                COM NEW             453096208    1,319         98,479 SH        SOLE               98,479
INTERNATIONAL STL GROUP INC.     COM                 460377104       38          1,266 SH        SOLE                1,266
LUCENT TECHNOLOGIES INC.         SDCV 8.00% 8/0      549463AK3   13,187     11,800,000 SH        SOLE           11,800,000
MCDATA CORP                      COM CL B            580031102    4,316        844,639 SH        SOLE              844,639
MCDERMOTT INTL INC               COM                 580037109    3,304        325,226 SH        SOLE              325,226
METROCALL HOLDINGS INC           COM                 59164X105    6,355         94,850 SH        SOLE               94,850
MINORPLANET SYS USA INC          COM NEW             604363200        1          3,070 SH        SOLE                3,070
MPOWER HOLDING CORP.             COM NEW             62473L309    2,263      1,918,200 SH        SOLE            1,918,200
NETWOLVES CORP                   COM                 64120V102      327        300,000 SH        SOLE              300,000
NOVELL INC                       COM                 670006105    2,206        262,900 SH        SOLE              262,900
OVERLAND STORAGE INC             COM                 690310107      829         62,492 SH        SOLE               62,492
PRIMUS TELECOMMUNICATIONS GR     COM                 741929103      967        190,425 SH        SOLE              190,425
SCO GROUP INC                    COM                 78403A106      111         18,900 SH        SOLE               18,900
SUN HEALTHCARE GROUP INC         COM                 866933401    3,539        393,700 SH        SOLE              393,700
TEXAS GENCO HLDGS INC            COM                 882443104    3,195         70,850 SH        SOLE               70,850
U S G CORP                       COM                 903293405    5,325        302,900 SH        SOLE              302,900
VENDINGDATA CORPORATION          COM NEW             92261Q202    1,038        269,532 SH        SOLE              269,532
WASHINGTON GROUP INTL INC        COM NEW             938862208    4,120        114,789 SH        SOLE              114,789
TOMMY HILFIGER CORP              ORD                 G8915Z102    2,695        178,000 SH        SOLE              178,000
MILLICOM INTL CELLULAR SA        SHS NEW             L6388F110   26,489      1,211,199 SH        SOLE            1,211,199

                                                                 170,741

03108.0002 #504624